Commitments and Contingencies (Contractual Commitments) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Feb. 09, 2022	Dec. 31, 2020
Recorded Unconditional Purchase Obligation [Line Items]
2022	$ 2,195
2023	942
2024	726
2025	650
2026	588
Thereafter	4,793
Contractual Commitments	9,894
NSPI Contractual obligation for use of the Maritime Link
Regulatory Liabilities	2,055		$ 1,961
Revenue, Remaining Performance Obligation, Amount	$ 437		$ 464
Nalcor Energy
NSPI Contractual obligation for use of the Maritime Link
Long-term Purchase Commitment, Period	50 years
SeaCoast Gas Transmission, LLC | PGS
NSPI Contractual obligation for use of the Maritime Link
Revenue, Remaining Performance Obligation, Amount	$ 142
Maritime Link Project | NSPI | NSPML
Recorded Unconditional Purchase Obligation [Line Items]
2022	164
2023	$ 162
NSPI Contractual obligation for use of the Maritime Link
Long-term Purchase Commitment, Period	38 years
Maritime Link Project | NSPI | Scenario Plan | NSPML | Canadian Electric Utilities
NSPI Contractual obligation for use of the Maritime Link
Regulatory Liabilities		$ 1,800
Purchased power
Recorded Unconditional Purchase Obligation [Line Items]
2022	$ 563
2023	437
2024	372
2025	323
2026	297
Thereafter	2,627
Contractual Commitments	4,619
Transportation
Recorded Unconditional Purchase Obligation [Line Items]
2022	231
2023	227
2024	244
2025	242
2026	235
Thereafter	1,967
Contractual Commitments	3,146
Fuel, gas supply and storage
Recorded Unconditional Purchase Obligation [Line Items]
2022	694
2023	104
2024	45
2025	40
2026	25
Thereafter	0
Contractual Commitments	908
Capital projects
Recorded Unconditional Purchase Obligation [Line Items]
2022	359
2023	93
2024	3
2025	1
2026	1
Thereafter	0
Contractual Commitments	457
Long-term service agreements
Recorded Unconditional Purchase Obligation [Line Items]
2022	49
2023	66
2024	47
2025	32
2026	26
Thereafter	83
Contractual Commitments	303
Equity investment commitments
Recorded Unconditional Purchase Obligation [Line Items]
2022	240
2023	0
2024	0
2025	0
2026	0
Thereafter	0
Contractual Commitments	240
Leases and other
Recorded Unconditional Purchase Obligation [Line Items]
2022	15
2023	14
2024	14
2025	12
2026	4
Thereafter	116
Contractual Commitments	175
Demand side management
Recorded Unconditional Purchase Obligation [Line Items]
2022	44
2023	1
2024	1
2025	0
2026	0
Thereafter	0
Contractual Commitments	$ 46